1 Corporate information	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [abstract]
Corporate information

1       Corporate information

Afya Limited (“Afya” or “Afya Limited”) and its subsidiaries (collectively, the “Company”) is a holding company incorporated under the laws of the Cayman Islands on March 22, 2019. Afya Limited became the holding company of Afya Participações S.A. (hereafter referred to as “Afya Brazil”), formerly denominated NRE Participações S.A., through the completion of the corporate reorganization described below.

Until the contribution of Afya Brazil shares to Afya Limited, Afya Limited did not have commenced operations and had only nominal assets and liabilities and no material contingent liabilities or commitments. Accordingly, Afya Limited’s consolidated financial information substantially reflect the operations of Afya Brazil after the corporate reorganization.

The Company is formed by a network of higher education institutions located in nine Brazilian states forming a large educational group in the country, with emphasis on offering undergraduate and graduate courses related to medicine and health sciences and comprises the development and sale of electronically distributed educational courses on medicine science and related printed and technological educational content.

Corporate reorganization

On March 29, 2019, Afya Brazil merged (i) BR Health Participações S.A. (“BR Health”), a wholly-owned subsidiary of Bozano Educacional II Fundo de Investimento em Participações Multiestratégia (“Crescera”) that controlled Guardaya Empreendimentos and Participações S.A. (“Guardaya”) and was one of Afya Brazil’s shareholders; and (ii) Guardaya which owned 100% of Medcel Editora e Eventos S.A. (“Medcel Editora”) and CBB Web Serviços e Transmissões On Line S.A. (“CBB Web”), focused on medical residency preparation courses located in the state of São Paulo, resulting in the transfer to Afya Brazil of 100% of Medcel Editora and CBB Web and 15% of União Educacional do Planalto Central S.A. (“UEPC”), a medical school located in the Federal District. On June 18, 2019 Afya Brazil acquired an additional 15% interest in UEPC resulting in an interest of 30%.

On July 7, 2019, each of the Afya Brazil´s shareholders had agreed to contribute their respective shares on the Company to Afya Limited, exchanging one common share as 28 Class A or Class B common shares of Afya Limited. The holders of the Class A common shares and Class B common shares have identical rights, except that (i) the holder of Class B common shares is entitled to 10 votes per share, whereas holders of Class A common shares are entitled to one vote per share, (ii) Class B common shares have certain conversion rights and (iii) the holders of Class B common shares are entitled to maintain their proportional ownership interest in the event that common shares and/or preferred shares are proposed to be issued. The holders of Class A common shares and Class B common shares vote together as a single class on all matters (including the election of directors) submitted to a vote of shareholders, unless otherwise required by law and subject to certain exceptions.

Initial public offering

On July 18, 2019, Afya Limited priced its initial public offering (“IPO”) of 13,744,210 Class A common shares, which began trading on the Nasdaq Global Select Market (“NASDAQ”) on July 19, 2019 under the symbol “AFYA”. On July 23, 2019, the underwriters exercised the option to buy an additional 2,061,631 Class A common shares to cover over-allotments, totaling 15,805,841 Class A common shares, which 13,888,887 Class A common shares were offered by Afya Limited and 1,916,954 Class A common shares were offered by the selling shareholders at the initial public offering price. The initial offering price was US$ 19.00 per Class A common share.

On July 23, 2019, the share capital of Afya Limited was increased by 13,888,887 Class A shares through the proceeds received as a result of the IPO of US$ 263,888 thousand (or R$ 992,778). The net proceeds from the IPO were US$ 242,711 thousand (or R$ 913,108), after deducting US$ 15,833 thousand (or R$ 59,566) in underwriting discounts and commissions and other offering expenses totaled US$ 5,344 thousand (or R$ 20,104). The share issuance costs totaled R$ 79,670.

At the date of authorization for issue of these consolidated financial statements, Afya Limited transferred US$ 251,800 thousand (or R$ 961,438) of the net proceeds from the Cayman Islands to bank accounts in Brazil. These deposits are invested on first-line financial institutions in Brazil and are denominated in Brazilian reais.

Acquisitions

(i) On April 3, 2019, Afya Brazil acquired control of Instituto Educacional Santo Agostinho S.A. (“FASA”), through the acquisition of 90% of the Company´s shares, a post-secondary education institution and offers on-campus undergraduate medicine courses and a variety of other on-campus and distance learning post-secondary undergraduate and graduate education programs.

(ii) On May 9, 2019, Afya Brazil acquired control of Instituto de Pesquisa e Ensino Médico do Estado de Minas Gerais Ltda. (“IPEMED”), through the acquisition of 100% of IPEMED´s shares, a post-secondary education. The acquisition of IPEMED is in line with the Company’s strategy to focus on medical education, including post-graduate medical education.

(iii) On August 13, 2019, Afya Brazil acquired control of IPEC - Instituto Paraense de Educação e Cultura Ltda. (“IPEC”), through the acquisition of 100% of IPEC’s shares, previously a non-operational postsecondary education institution with governmental authorization to offer on-campus post-secondary undergraduate courses in medicine. On September 26, 2019, IPEC became operational in line with Company’s strategy focusing on medical education. Management assessed the aspects of such transaction and concluded that the transaction does not fall under the definition of business, but an acquisition of license with indefinite useful life recognized in intangible assets.